Retirement Plans (Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Non-current liabilities	$ 42.7	$ 70.9
Net amounts recognized	42.7	70.9
Prior service (cost) credit	(0.2)	(0.2)
Net actuarial loss	(69.0)	(87.4)
Net amounts recognized	(69.2)	(87.6)
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Non-current liabilities	29.9	29.6
Net amounts recognized	29.9	29.6
Prior service (cost) credit	0.1	0.1
Net actuarial loss	(1.3)	(1.9)
Net amounts recognized	$ (1.2)	$ (1.8)